Commitments for Expenditure - Summary of Commitments For Acquisition of Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		₩ 57,226	₩ 57,226
Commitments for expenditure remaining liability balances		417	417
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	51,796
Commitments for expenditure remaining liability balances		0	20,661
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,168	37,168
Commitments for expenditure remaining liability balances		15,109	15,109
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,744	37,744
Commitments for expenditure remaining liability balances		140	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others (Kyungin Construction)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		58,271	58,271
Commitments for expenditure remaining liability balances		746	746
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		35,282	35,136
Commitments for expenditure remaining liability balances		13,476	20,370
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		35,016	35,016
Commitments for expenditure remaining liability balances		703	703
Purchase of GIS (362KV, 6300A, 63KA) Type 19 – Shinyangsan S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	32,460
Commitments for expenditure remaining liability balances		0	5,635
Purchase Of Cable (Pvc, 1c, 2500sq) 57,868m And Others (Goduk-Seoansung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,937	40,937
Commitments for expenditure remaining liability balances		654	654
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		36,446	36,446
Commitments for expenditure remaining liability balances		1,015	1,015
Purchase of GIS (362kV,6300A,63kA) Type 18 – Wolsung S/Y
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		33,057	32,090
Commitments for expenditure remaining liability balances		16,045	26,742
System stabilization ESS equipment (Bubuk S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		221,939	222,300
Commitments for expenditure remaining liability balances		42,137	145,014
System stabilization ESS equipment (Shinnamwon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	211,500
Commitments for expenditure remaining liability balances		0	130,169
System stabilization ESS equipment (Yeongcheon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		72,779	73,104
Commitments for expenditure remaining liability balances		16,975	18,604
Concrete pole (10M, general purpose, 500KGF) 111,000 ea and four other equipment
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	67,996
Commitments for expenditure remaining liability balances		0	39,971
Advanced EType low voltage electronic watt-hour meter 1,311,552 ea
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	36,103
Commitments for expenditure remaining liability balances		0	0
System stabilization ESS equipment (Yesan S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		56,174	56,403
Commitments for expenditure remaining liability balances		11,471	12,095
System stabilization ESS equipment (Hamyang S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		35,764	35,609
Commitments for expenditure remaining liability balances		11,468	12,870
Concrete pole (10M, general purpose, 500KGF) 90,000 ea and four other equipment
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		59,473	0
Commitments for expenditure remaining liability balances		36,464	0
Purchase of cable (PVC, 1C, 2500SQ) 53,856M and others (Shinchungjuboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		31,925	0
Commitments for expenditure remaining liability balances		7,756	0
Purchase of GIS (362kV, 6300A, 63kA) Type 31 – East Seoul S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		39,060	0
Commitments for expenditure remaining liability balances		39,060	0
Purchase of cable (PVC, 1C, 2000SQ) 68,613M and others (Dongducheon-Yangju)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,933	0
Commitments for expenditure remaining liability balances		28,790	0
Purchase of HVDC cable (PE, 2500SQ) 31,551M and others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,323	0
Commitments for expenditure remaining liability balances		40,323	0
Purchase of HVDC cable (PE, 2500SQ) 30,883M and others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,130	0
Commitments for expenditure remaining liability balances		40,130	0
Stationary reactive power compensation device (Phase 3, ±500MVAR) – Shin Jecheon S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		39,300	0
Commitments for expenditure remaining liability balances		39,300	0
Stationary reactive power compensation device (STATCOM, phase 3, ±500MVAR) – East coast #1C/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,600	0
Commitments for expenditure remaining liability balances		37,600	0
AMIGO, 1P2W, 60(5)A, Electronic, Class 1.0, 220V, 1,031,728 EA – Annual Unit Price
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		43,054	0
Commitments for expenditure remaining liability balances		38,404	0
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Gapyeong S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,590	0
Commitments for expenditure remaining liability balances		40,590	0
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Namwon S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,100	0
Commitments for expenditure remaining liability balances		37,100	0
Construction of Saeul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		11,718,217	9,800,424
Commitments for expenditure remaining liability balances		1,748,342	1,113,349
Construction of Shin-Hanul Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	[1]	10,765,241	10,592,760
Commitments for expenditure remaining liability balances	[1]	0	0
Construction of Shin-Hanul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		12,343,245	11,680,361
Commitments for expenditure remaining liability balances		10,964,638	10,935,737
Other 40 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		2,033,913	1,631,574
Commitments for expenditure remaining liability balances		1,744,217	1,133,467
Purchase of main equipment for Jeju LNG Combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	166,287
Commitments for expenditure remaining liability balances		0	0
Purchase of equipment for the construction project of Boryeong indoor coal storage yard
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		357,479	334,932
Commitments for expenditure remaining liability balances		241,751	279,920
Purchase of main machine for Boryeong New Complex Unit 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		286,299	281,600
Commitments for expenditure remaining liability balances		177,988	228,053
Boryeong New Complex Unit 1 Construction Project
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		202,552	186,358
Commitments for expenditure remaining liability balances		161,753	186,358
Haman Combined Power Block Conditional Purchase Agreement
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		581,790	0
Commitments for expenditure remaining liability balances		543,509	0
Service of designing Taean Units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	112,909
Commitments for expenditure remaining liability balances		0	12,468
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		123,495	123,495
Commitments for expenditure remaining liability balances		15,603	15,603
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		220,864	220,864
Commitments for expenditure remaining liability balances		101	214
Construction of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		223,660	211,372
Commitments for expenditure remaining liability balances		8,795	13,960
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		198,029	197,983
Commitments for expenditure remaining liability balances		29,417	193,578
Purchase of heat recovery boiler and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		65,918	65,918
Commitments for expenditure remaining liability balances		12,574	45,299
Construction of Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		246,110	210,393
Commitments for expenditure remaining liability balances		96,708	173,350
Installation of natural gas supply facility at Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		83,801	70,620
Commitments for expenditure remaining liability balances		45,019	61,799
Construction of Gongju natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		203,849	0
Commitments for expenditure remaining liability balances		190,840	0
Purchase of natural gas main machine and accessories at Gongju natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		305,829	0
Commitments for expenditure remaining liability balances		273,338	0
Purchase of coal handling machine for construction of Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		326,395	312,150
Commitments for expenditure remaining liability balances		5,905	5,682
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		140,144	140,144
Commitments for expenditure remaining liability balances		0	3
Purchase of main equipment for Shin-Sejong combined thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		234,392	234,392
Commitments for expenditure remaining liability balances		2,670	8,342
Purchase of Hadong thermal power indoor carboniferous plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		167,259	167,259
Commitments for expenditure remaining liability balances		0	48,495
Purchase of phase 2 power generation facility for Yeongwol fuel cells
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		88,428	86,350
Commitments for expenditure remaining liability balances		0	219
Purchase of fuel cell power generation facilities for the fifth stage of Shinincheon headquarters
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		82,395	81,960
Commitments for expenditure remaining liability balances		0	18,290
Purchase of Samcheok hydrogen compound co-firing facility infrastructure
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		128,820	0
Commitments for expenditure remaining liability balances		90,876	0
Construction of Andong Combined Unit 2 Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		181,593	0
Commitments for expenditure remaining liability balances		175,029	0
Purchase of main equipment for Andong Combined Unit 2
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		279,773	0
Commitments for expenditure remaining liability balances		230,694	0
Service of designing Hadong Combined Unit 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		31,593	0
Commitments for expenditure remaining liability balances		₩ 26,351	₩ 0

[1]	As of December 31, 2024, the commitment amounts include the value of Shin-Hanul Unit #1, construction of which was completed during the year ended December 31, 2022. In addition, Shin-Hanul Unit #2 is in commercial operation as of December 31, 2024.